Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details)	Dec. 31, 2025 USD ($)
EBP 47-0914596 001 [Member]
*Common Stock of MainStreet Bancshares, Incorporated	$ 28,052,536